Schedule of profit before tax (Details)	12 Months Ended
	Mar. 31, 2025 USD ($)	Mar. 31, 2025 HKD ($)	Mar. 31, 2024 HKD ($)	Mar. 31, 2023 HKD ($)
Notes and other explanatory information [abstract]
Profit before tax	$ 1,704	$ 13,289	$ 11,296	$ 5,206
Income tax rate	16.50%	16.50%	16.50%	16.50%
Tax at the domestic income tax rate of 16.5%		$ 2,192	$ 1,864	$ 859
Tax effect of income not taxable for tax purpose		(3,926)		(42)
Tax effect of expenses not deductible for tax purpose		4,505	247	3,551
Tax effect of two-tier profits tax rates regime		(165)	(165)	(165)
Tax effect of tax loss not recognized		498	102	35
Unrecognized temporary differences		102	113	121
Utilization of tax losses previously not recognized			(52)	(15)
Tax concession		(3)	(24)	(12)
Taxation for the year		$ 3,203	$ 2,085	$ 4,332